S000105352 [Member] Investment Objectives and Goals - Natixis Loomis Sayles Total Return Bond ETF	Jun. 22, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Natixis Loomis Sayles Total Return Bond ETF
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks high total investment return through a combination of current income and capital appreciation.